Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

Cash and cash equivalents

	Year ended December 31,
	2017	2016	2015
	(In millions of US$)
Cash	229.6	415.1	318.5
Cash equivalents (mainly short-term deposits)	85.8	123.7	66.8

Total cash and cash equivalents	315.4	538.8	385.3